Share-based compensation arrangements - Summary of Restricted share units' activities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation arrangements
Outstanding as of January 1	6,781,568	194,035,796	194,569,490
Granted	20,610,865	20,281,568
Modified	693,524
Forfeited	(2,110,061)	(470,649)	(533,694)
Vested	(3,561,936)	(207,065,147)
Outstanding as of December 31	22,413,960	6,781,568	194,035,796